Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets [Abstract]
Depreciation	$ (70,194)	$ (145,749)
Amortization	95,115	21,096
Stock based compensation	4,369,372	1,653,617
Expected income tax benefit from NOL carry-forwards	15,073,606	8,780,233
Less valuation allowance	(19,467,900)	(10,309,197)
Deferred tax assets, net of valuation allowance